Net Income (Loss) Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Net Income (Loss) Per Share
Net Income (Loss) Per Share
Basic net income (loss) per share is calculated by dividing the profit attributable to equity holders by the weighted average number of ordinary shares outstanding during the year. Diluted net income per share is computed by including all potentially dilutive ordinary shares, deferred share awards and share options. For the years ended December 31, 2011 and 2010, deferred share awards and share options were not included in the computation of diluted net loss per share because the effect would have been antidilutive.
The following table presents the calculation of basic and diluted earnings per share:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Net income (loss) attributable to Velti	$(15,368)	$(15,669)	$6,455
Weighted average number of ordinary shares outstanding	55,865	37,933	35,367
Plus: Incremental dilutive deferred share awards and share options	—	—	2,260
Weighted average number of ordinary shares including dilutive effect of outstanding share awards and options	55,865	37,933	37,627
Net income (loss) per share attributable to Velti:
Basic	$(0.28)	$(0.41)	$0.18
Diluted	$(0.28)	$(0.41)	$0.17